Intangible Assets (Details) - Schedule of Amortization on Intangible Assets - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Amortization on Intangible Assets [Abstract]
Selling and marketing expenses		$ 3,828
General and administrative expenses	131,452	12,660
Research and development expenses	310,790	390,085
Total	$ 442,242	$ 406,573